Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock $.001 Par Value Authorized	25,000,000	25,000,000
Common Stock Issued	8,585,977	8,585,977